Related party transactions	9 Months Ended
Mar. 31, 2024
Related party transactions [Abstract]
Related party transactions
Note 18. Related party transactions

Parent entity
Iris Energy Limited(d.b.a IREN) is the ultimate parent entity.

Changes in key management personnel
There have been no new appointments made to key management personnel during the period.

Transactions with related parties
There were no transactions with related parties during the current and previous period.

Receivable from and payable to related parties
There were no trade receivables from or trade payables to related parties at the current and previous reporting date.

Loans from/to related parties
There were no loans to or from related parties at the current and previous reporting date.